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WisdomTree Voya Yield Enhanced USD Universal Bond Fund
WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Investment Objective

The WisdomTree Voya Yield Enhanced USD Universal Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg US Universal Enhanced Yield Index (the “Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	WisdomTree Voya Yield Enhanced USD Universal Bond Fund WisdomTree Voya Yield Enhanced USD Universal Bond Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WisdomTree Voya Yield Enhanced USD Universal Bond Fund WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.15%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of their shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
WisdomTree Voya Yield Enhanced USD Universal Bond Fund | WisdomTree Voya Yield Enhanced USD Universal Bond Fund | USD ($)	15	48

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in the component securities of the Index and investments that have economic characteristics that are substantially similar to the economic characteristics of such component securities, which may include to-be-announced (“TBA”) transactions in mortgage-backed securities, U.S. Treasury futures, and credit default swaps.

The Index is provided by Bloomberg Index Services Limited (“Bloomberg” or the “Index Provider”). The Index seeks to provide comprehensive exposure to the U.S. dollar (USD)-denominated bond market, while enhancing yield within desired risk parameters and constraints, as described below.

The Index is comprised of USD-denominated bonds. The Index deconstructs the USD-denominated bond market, as represented by USD-denominated, taxable bonds that are rated either investment grade (i.e., rated Baa3/BBB-/BBB- or above by Moody’s, S&P, and Fitch, respectively) or high yield (i.e., rated Ba1/BB+/BB+ or below by Moody’s, S&P, and Fitch, respectively), into one of the five categories of debt described below. The constituents in each category, except for US Investment Grade Debt, are weighted by market capitalization. The weighting of the constituents in the US Investment Grade Debt category is determined by the Index Provider’s proprietary weighting methodology, which is described below.

■	US Investment Grade Debt – This category is designed to broadly capture the USD-denominated investment grade bond market, which consists of Treasuries, government-related and corporate bonds, mortgage-backed securities, and asset-backed securities publicly issued in the U.S. or global markets.

The weight of this category is determined by assigning 50% of a weight determined in accordance with the Index Provider’s proprietary, rules-based weighting methodology to those issuers assigned to the Bloomberg US Aggregate Index and the other 50% of the weight to those issuers assigned to the Bloomberg US Aggregate Enhanced Yield Index. This proprietary weighting methodology is designed to earn a greater yield while generally seeking to maintain the risk characteristics of the market capitalization-weighted US Investment Grade Debt exposure.

■	Restricted Securities – This category consists of investment grade, USD-denominated privately-placed securities, including those sold in reliance on the U.S. Securities and Exchange Commission's (the "SEC") Rule 144A and Regulation S, each of which is an exemption from the SEC registration requirements prescribed in Section 5 of the Securities Act of 1933 (the "Securities Act") permitting, subject to certain conditions, the public resale of restricted securities.

■	Eurodollar Debt – Designed to broadly capture the USD-denominated investment grade Eurobond market, this category consists of investment grade debt denominated in U.S. dollars and publicly issued in non-U.S. developed/Eurobond markets.

■	US Corporate High Yield Debt – This category seeks to broadly capture the market of USD-denominated corporate bonds rated below investment grade, including debt issued by speculative issuers.

■	US Emerging Markets Debt – This category captures USD-denominated fixed-rate sovereign and corporate debt issued in emerging markets.

To be eligible for inclusion in the Index, Treasuries, government-related bonds, and investment grade corporate bonds must have at least $300 million par amount outstanding. Mortgage-backed securities must have at least $1 billion par amount outstanding. Commercial mortgage-backed securities must have at least a $500 million minimum deal size with at least $300 million outstanding remaining in the deal and a $25 million minimum tranche size. Asset-backed securities must have at least a $500 million minimum deal size and a $25 million minimum tranche size. Restricted securities and Eurodollar issues must have at least $300 million par outstanding. High yield corporate bonds must have at least $150 million par amount outstanding. Emerging markets issues must have at least $500 million par outstanding at the security level, and the corporate issuers of emerging market bonds must have at least $1 billion in outstanding debt trading in the market.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Index is rebalanced on a monthly basis.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks generally are presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a six-year duration would be expected to drop by approximately 6% in response to a 1% increase in interest rates.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of fixed income securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory illness COVID-19 has spread globally for over two years, resulting in a global pandemic and major disruption to economies and markets around the world. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have reopened fully or decreased the number of public safety measures designed to mitigate virus transmission, some economies, including those of countries with limited access to effective COVID-19 vaccines, have struggled to control the spread of the virus and reopen their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund may trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

■	Counterparty and Issuer Credit Risk. As a result of its financial condition, the issuer of a debt security or other instrument, or the counterparty to a derivative or other contract, may default, become unable to pay interest or principal due or otherwise fail to honor its obligations or be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use credit default swaps and Treasury futures to implement its principal investment strategies. Credit default swaps are particularly subject to counterparty credit, valuation and liquidity risks. Other risks specific to these types of derivatives instruments, as well as other risks of derivatives, generally, such as market risk and issuer-specific risk, are described in greater detail elsewhere in the Fund’s Prospectus.

■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	High Yield Securities Risk. Higher yielding, high risk debt securities, sometimes referred to as junk bonds, may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. High yield securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Large Shareholder Risk. Certain shareholders, including other funds or accounts advised by WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) or Voya Investment Management Co., LLC (“Voya IM” or the “Sub-Adviser”), may from time to time own a substantial amount of the Fund’s shares. Certain funds sub-advised by the Sub-Adviser and advised by an affiliate of the Sub-Adviser are expected to own a substantial amount of the Fund’s shares. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels, or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative effect on the Fund. The need to meet such redemptions also could cause the Fund to increase its cash holdings, diluting its investment returns. In addition, transactions by large shareholders may account for a significant percentage of the trading volume in the secondary market and may, therefore, have a material upward or downward effect on the market price of the Fund’s shares. Further, such sales may accelerate the realization of taxable income and/or gains to shareholders.

■	Mortgage- and Asset-Backed Securities Risk. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities also can be subject to the risk of default on the underlying mortgages or other assets. Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected. Default or bankruptcy of a counterparty to a mortgage-related transaction would expose the Fund to possible loss.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, when markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the Index tracking risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with its Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher transaction costs and the distribution of additional capital gains, which may generate greater tax liabilities for shareholders who hold the shares in taxable accounts. Increased transaction costs and distributions of capital gains may negatively affect the Fund’s performance.

■	Restricted Securities Risk. Restricted securities generally cannot be sold to the public and as a result, typically are subject to heightened liquidity risk. Restricted securities also may involve a high degree of business and financial risk, which may result in losses to the Fund.

■	Sovereign Debt Risk. The debt securities issued by sovereign entities may decline as a result of default or other adverse credit event resulting from a sovereign debtor’s unwillingness or inability to repay principal and pay interest in a timely manner, which may be affected by a variety of factors, including its cash flows, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. The risk associated with sovereign debt is heightened with respect to emerging market issuers.

■	TBA Transactions Risk. The Fund may enter into “TBA Transactions” to purchase or sell mortgage-backed securities for a fixed price at a future date. In a TBA Transaction, a seller, for example, agrees to deliver a mortgage-backed security to the Fund at a future date, but the seller does not specify the particular security to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. There can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA Transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer. If the counterparty to a transaction fails to deliver the securities, the Fund could suffer a loss. At the time of its acquisition, a TBA security may be valued at less than the purchase price.

■	U.S. Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. The ability of foreign governments to repay their obligations is adversely impacted by default, insolvency, bankruptcy or by political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, social instability and the impact of these events and circumstances on a country’s economy and its government’s revenues.

Fund Performance
The Fund is new and therefore does not have a performance history. Updated performance information for the Fund will be available online on the Fund’s website at www.wisdomtree.com.